APPENDIX I
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions of end of Form before preparing Form
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1.	Name and address of issuer:
The Managers Funds
40 Richards Ave.
Norwalk, CT 06854
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2. The name of each series or class of securities for
which this Form is filed
(If the Form is being filed for all series and
classes of securities of the issuer, check
the box but do not list series or classes):
Managers Income Equity Fund
Managers Capital Appreciation Fund
Managers Special Equity Fund
Managers International Equity Fund
Managers Emerging Markets Equity Fund
Managers Short and Intermediate Fund
Managers Bond Fund
Managers Global Bond Fund
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3.	Investment Company Act File Number: 811-3752
Securities Act File Number: 2-84012
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4. (a)  Last day of fiscal year for which
this notice is filed: December 31, 1999
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4. (b)	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of
the issuers fiscal year).  (See Instruction A.2)
Note: If the Form is being filed late, interest must
be paid on the registration fee due.
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4. (c) Check box if this is the last time the issuer will
be filing this Form.
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5. Calculation of registration fee: Aggregate sale price
of securities sold during the fiscal year in pursuant to
section 24(f):	$	2,727,189,352--------------------
(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$	2,543,017,329
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
payable to the Commission:	$	956,156,702
-------------------	(iv)	Total available redemption
credits		[add Items 5 (ii) and 5 (iii)]:
$	3,499,174,031	--------------------	(v)
Net sales if Item 5 (i) is greater than Item 5 (iv)
[subtract Item 5 (iv) from Item 5 (i)]:	$	0
--------------------	(vi)	Redemption credits
available for use in future years if Item 5 (i)
is less than 5 (iv)		[subtract Item 5
(iv) from Item 5(I)]:	$	771,984,679
--------------------	(vii)	Multiplier for
determining registration fee	(See Instruction C. 9):
	x	000264	--------------------	(viii)
Registration fee due	[multiply Item 5 (v) by Item 5
(vii)] (enter if no fee is due):	=$	0
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Prepaid SharesIf the response to item 5 (i) was
determined by deducting an amount of securities
that were registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before [effective
date of rescission of rule 24e-2], then report the
amount of securities (number of shares or other units)
deducted here: 0 if there is a number of shares or other
units that were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this form is
filed that are available for use by the issuer in future
fiscal years, then state that number here: 0 	--------
Interest due if this Form is being filed more than 90 days
after the end of the issuers fiscal year (see Instruction D):
	+$	0	-------------------------------------
Total of the amount of the registration fee due plus any interest
due[line 5 (viii) plus line 7]:	=$	0	----------
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Date the registration fee and any interest payment was sent to the
Commissions lockbox depository:Method of Delivery:
Wire Transfer	-----	       	Mail or other means	---------------
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SIGNATURESThis report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*	/s/ Donald S. Rumery 	------------------
--------- Donald S. Rumery, Treasurer ------------------------------------
 Date:	March 22, 2000 	---------------------
*Please print the name and title of the signing
officer below the signature.